Consolidated Statement of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INTEREST INCOME
Interest and fees on loans	$ 22,418,000	$ 21,854,000	$ 21,084,000
Interest-bearing deposits in other institutions	26,000	14,000	15,000
Federal funds sold	20,000	12,000	52,000
Investment securities:
Taxable interest	3,209,000	4,862,000	5,185,000
Tax-exempt interest	2,976,000	2,883,000	2,650,000
Dividends on stock	97,000	102,000	108,000
Total interest income	28,746,000	29,727,000	29,094,000
INTEREST EXPENSE
Deposits	5,728,000	7,467,000	9,504,000
Short-term borrowings	261,000	235,000	249,000
Other borrowings	294,000	400,000	642,000
Trust preferred securities	164,000	550,000	550,000
Total interest expense	6,447,000	8,652,000	10,945,000
NET INTEREST INCOME	22,299,000	21,075,000	18,149,000
Provision for loan losses	2,168,000	3,085,000	3,580,000
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	20,131,000	17,990,000	14,569,000
NONINTEREST INCOME
Service charges on deposit accounts	1,765,000	1,512,000	1,784,000
Investment securities gains (losses), net	610,000	(173,000)	11,000
Earnings on bank-owned life insurance	279,000	278,000	273,000
Gains on sale of loans	85,000
Other income	712,000	620,000	555,000
Total noninterest income	3,451,000	2,237,000	2,623,000
NONINTEREST EXPENSE
Salaries and employee benefits	7,127,000	7,233,000	6,411,000
Occupancy expense	959,000	953,000	946,000
Equipment expense	759,000	556,000	626,000
Data processing costs	772,000	693,000	743,000
Ohio state franchise tax	590,000	461,000	348,000
Federal deposit insurance expense	487,000	966,000	1,166,000
Professional fees	948,000	800,000	678,000
Losses on other real estate owned	258,000	497,000	783,000
Advertising expenses	423,000	439,000	401,000
Other real estate expenses	498,000	194,000	82,000
Other expense	2,818,000	2,709,000	2,579,000
Total noninterest expense	15,639,000	15,501,000	14,763,000
Income before income taxes	7,943,000	4,726,000	2,429,000
Income taxes (benefit)	1,662,000	596,000	(88,000)
NET INCOME	$ 6,281,000	$ 4,130,000	$ 2,517,000
EARNINGS PER SHARE
Basic (in Dollars per share)	$ 3.29	$ 2.45	$ 1.60
Diluted (in Dollars per share)	$ 3.28	$ 2.45	$ 1.60
DIVIDENDS DECLARED PER SHARE (in Dollars per share)	$ 1.04	$ 1.04	$ 1.04